Condensed Consolidated Statements of Stockholders' Equity (Parenthetical)	3 Months Ended
Mar. 31, 2021 USD ($)
Payments of Stock Issuance Costs	$ 1,672,852
Over-Allotment Option [Member]
Payments of Stock Issuance Costs	250,928
Previously Reported [Member]
Payments of Stock Issuance Costs	1,672,852
Previously Reported [Member] | Over-Allotment Option [Member]
Payments of Stock Issuance Costs	$ 250,928